Assets and Condensed Schedule of Investments by Class of Units - Assets by Class of Units (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Equity in brokers' trading accounts:
Cash	$ 31,854,126	$ 38,781,351
Total equity in brokers' trading accounts	33,400,057	40,536,387
Cash and cash equivalents	49,647,370	64,625,503
Securities owned, at fair value	87,511,963	116,297,654
Interest receivable	30,508	13,737
Total assets	170,589,898	221,473,281
Securities owned, cost (in dollars)	87,212,372	116,001,074
Class A
Equity in brokers' trading accounts:
Cash	1,843,791	1,995,803
Total equity in brokers' trading accounts	1,933,272	2,086,122
Cash and cash equivalents	2,873,705	3,325,820
Securities owned, at fair value	5,065,395	5,985,021
Interest receivable	1,766	707
Total assets	9,874,138	11,397,670
Securities owned, cost (in dollars)	5,048,054	5,969,758
Class A | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	131,967	42,590
Class A | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	40	(12,385)
Class A | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	(42,526)	60,114
Class B
Equity in brokers' trading accounts:
Cash	19,094,865	21,921,928
Total equity in brokers' trading accounts	20,021,568	22,913,997
Cash and cash equivalents	29,760,975	36,530,848
Securities owned, at fair value	52,458,798	65,739,557
Interest receivable	18,288	7,765
Total assets	102,259,629	125,192,167
Securities owned, cost (in dollars)	52,279,208	65,571,910
Class B | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	1,366,694	467,814
Class B | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	422	(136,037)
Class B | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	(440,413)	660,292
Legacy 1 Class
Equity in brokers' trading accounts:
Cash	248,115	347,573
Total equity in brokers' trading accounts	260,157	363,302
Cash and cash equivalents	386,708	579,197
Securities owned, at fair value	681,639	1,042,301
Interest receivable	238	123
Total assets	1,328,742	1,984,923
Securities owned, cost (in dollars)	679,305	1,039,644
Legacy 1 Class | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	17,759	7,417
Legacy 1 Class | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	6	(2,157)
Legacy 1 Class | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	(5,723)	10,469
Legacy 2 Class
Equity in brokers' trading accounts:
Cash	90,336	116,161
Total equity in brokers' trading accounts	94,720	121,418
Cash and cash equivalents	140,797	193,572
Securities owned, at fair value	248,178	348,345
Interest receivable	87	41
Total assets	483,782	663,376
Securities owned, cost (in dollars)	247,329	347,456
Legacy 2 Class | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	6,466	2,479
Legacy 2 Class | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	2	(721)
Legacy 2 Class | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	(2,084)	3,499
Global 1 Class
Equity in brokers' trading accounts:
Cash	6,522,138	3,542,555
Total equity in brokers' trading accounts	6,838,668	3,702,872
Cash and cash equivalents	10,165,308	5,903,337
Securities owned, at fair value	17,918,088	10,623,425
Interest receivable	6,247	1,255
Total assets	34,928,311	20,230,889
Securities owned, cost (in dollars)	17,856,749	10,596,334
Global 1 Class | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	466,815	75,598
Global 1 Class | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	145	(21,983)
Global 1 Class | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	(150,430)	106,702
Global 2 Class
Equity in brokers' trading accounts:
Cash	395,856	702,758
Total equity in brokers' trading accounts	415,068	734,561
Cash and cash equivalents	616,975	1,171,081
Securities owned, at fair value	1,087,524	2,107,434
Interest receivable	379	249
Total assets	2,119,946	4,013,325
Securities owned, cost (in dollars)	1,083,801	2,102,059
Global 2 Class | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	28,333	14,997
Global 2 Class | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	9	(4,361)
Global 2 Class | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	(9,130)	21,167
Global 3 Class
Equity in brokers' trading accounts:
Cash	3,659,025	10,154,573
Total equity in brokers' trading accounts	3,836,604	10,614,115
Cash and cash equivalents	5,702,902	16,921,648
Securities owned, at fair value	10,052,341	30,451,571
Interest receivable	3,503	3,597
Total assets	19,595,350	57,990,931
Securities owned, cost (in dollars)	10,017,926	30,373,913
Global 3 Class | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	261,890	216,700
Global 3 Class | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	81	(63,015)
Global 3 Class | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	$ (84,392)	$ 305,857